Consolidated Statements of Changes in Shareholder Equity	Share Capital Psyence Group Inc shares	Share Capital NCAC Sponsor USD ($) shares	Share Capital Third party advisors USD ($) shares	Share Capital USD ($) shares	Reserve USD ($)	Deficit USD ($)	Psyence Group Inc shares	NCAC Sponsor USD ($)	Third party advisors USD ($)	USD ($) shares	CAD ($) shares
Opening balance as at beginning at Mar. 31, 2022				$ 4,537,055	$ 255,188	$ (3,093,543)				$ 1,698,700
Psyence Group contribution				1,397,086						1,397,086
Net loss for the period						(3,206,403)				(3,206,403)
Other comprehensive income (loss)					(89,828)					(89,828)
Balance at end at Mar. 31, 2023				5,934,141	165,360	(6,299,946)				$ (200,445)	$ (200,445)
Balance at end (in shares) at Mar. 31, 2023 | shares										0	0
Issuance of shares, reverse takeover transaction		$ 37,336,416						$ 37,336,416
Issuance of shares, reverse takeover transaction (in shares) | shares	5,000,000	7,794,659					5,000,000			150,000	150,000
Issuance of shares for debt settlement				$ 718,500						$ 718,500
Issuance of shares for debt settlement (in shares) | shares				150,000
Issuance of shares			$ 2,136,340						$ 2,136,340
Issuance of shares (in shares) | shares			446,000
Net loss for the period						(51,159,048)				(51,159,048)
Balance at end at Mar. 31, 2024				$ 46,125,397	$ 361,057	$ (57,458,994)				$ (10,972,540)
Balance at end (in shares) at Mar. 31, 2024 | shares				13,390,659						13,390,659	13,390,659